Income Tax And Social Contribution - Summary of changes In Deferred Income Tax Asset And Liabilities Social Contribution (Detail) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Begining balance, asset	R$ 374,448	R$ 398,400
Beginning balance, liability	(450,561)	(431,534)
Ending balance, asset	975,892	407,553
Ending balance, liability	(1,413,471)	(414,587)
Effect on profit or loss [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase decrease in deferred tax asset	(22,022)	44,859
Increase decrease in deferred tax liability	(28,630)	3,298
Acquisition of subsidiary [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase decrease in deferred tax asset	667,034
Increase decrease in deferred tax liability	(713,199)
Reserve for grant of options and restricted shares [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase decrease in deferred tax asset	2,865	13,380
Increase decrease in deferred tax liability
Effect on other comprehensive income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase decrease in deferred tax asset	(75,842)	(53,701)
Increase decrease in deferred tax liability
Exchange variation on other comprehensive income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Increase decrease in deferred tax asset	29,409	4,615
Increase decrease in deferred tax liability	R$ (221,081)	R$ 13,649